Balance Sheet Disclosures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Balance Sheet Disclosures [Abstract]
Schedule of accounts receivable
	(Unaudited)
	September 30,	December 31,
	2018	2017
Accounts receivable	$3,520,182	$187,426
Allowance for doubtful accounts	(26,000)	(37,007)
	$3,494,182	$150,419

December 31,
2017
Accounts receivable	$187,426
Allowance for doubtful accounts	(37,007)
$150,419

Schedule of property, equipment and land

	(Unaudited)
	September 30,	December 31,
	2018	2017
Buildings	$3,849,312	$3,849,312
Equipment	3,329,456	3,329,456
Land	975,899	975,899
Transportation equipment	217,200	-
Computer equipment	37,627	37,627
Field equipment	932	-
	8,410,426	8,192,294
Less accumulated depreciation	(835,170)	(451,871)
	$7,575,256	$7,740,423

	December 31,
	2017	2016
Equipment	$3,919,589	$664,276
Buildings	3,259,179	161,467
Land	975,899	-
Computer equipment	37,627	42,109
Site development	-	401,462
Leasehold improvements	-	46,728
	8,192,294	1,316,042
Less accumulated depreciation	(451,871)	(213,793)
	$7,740,423	$1,102,249

Schedule of intangible assets

	(Unaudited)
	September 30,	December 31,
	2018	2017
Goodwill	$9,996,005	$3,993,730
Customer relationships	113,730	113,730
Trade names	86,000	86,000
Favorable leases	307,000	307,000
	10,502,735	4,500,460
Less impairment	(4,100,000)	(4,100,000)
Less amortization	(181,487)	(55,176)
	$6,221,248	$345,284

2017
Goodwill	$3,993,730
Favorable lease	307,000
Customer relationships	113,730
Trade name	86,000
4,606,730
Less Impairment	(4,100,000)
506,730
Less Amortization	(161,446)
$345,284

Schedule of future amortization expense
at September 30,
2018 (remainder of the year)	$37,950
2019	111,100
2020	106,000
2021	10,200
$165,250

Year Ending December 31,
2018	$118,000
2019	111,100
2020	106,000
2021	10,200
$345,300

Schedule of accrued expenses

	(Unaudited)
	September 30,	December 31,
	2018	2017
Subcontractor	$1,635,226	$-
Compensation, benefits and related payroll taxes	822,293	72,420
Federal alternative fuels tax credit	507,007	562,513
Professional fees	357,831	479,890
Interest	234,026	9,895
Credit cards	190,127	12,527
Operating expenses	149,269	-
Excise taxes	29,012	-
Other	27,763	28,138
Deferred rent	10,769	13,233
	$3,963,323	$1,178,616

	December 31,
	2017	2016
Federal alternative fuels tax credit	$562,513	$-
Accounting fees	290,438	56,839
Legal fees	217,590	25,547
Compensation and related payroll taxes	72,420	-
Deferred rent	13,233	13,149
Credit cards	12,527	32,061
	$1,168,720	$127,596